Related-party transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salary and employee benefits	$ 2	$ 3
Termination benefits	1
Share-based payments	1
Key Management Personnel Compensation	$ 4	$ 3